Events subsequent to the statement of financial position date	12 Months Ended
Dec. 31, 2023
Events subsequent to the statement of financial position date
Events subsequent to the statement of financial position date

27Events subsequent to the statement of financial position date

No events subsequent to the date of the statement of financial position have occurred that would require adjustment to, or disclosure in, the consolidated financial statements.